Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2021
Entity Registrant Name	dei_EntityRegistrantName	James Alpha Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001829774
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	james
Document Creation Date	dei_DocumentCreationDate	Sep. 08, 2021
Document Effective Date	dei_DocumentEffectiveDate	Sep. 08, 2021
Prospectus Date	rr_ProspectusDate	Sep. 08, 2021
Easterly Hedged Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	JAMES ALPHA FUNDS TRUST
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, for transactions in Class I and Class R6, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Easterly Funds. More information about these and other discounts is available from your financial professional and in the Choosing a Share Class section on page 74 of this Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 19, 2023
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Easterly Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in the above fee table will not correlate to the expense ratio in the Fund’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver/expense reimbursement arrangement for the duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions, your costs, would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If the shares are redeemed at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If the shares are not redeemed:
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

James Alpha Funds Trust

FUND	Class A	Class C	Class I	Class R6
Easterly Hedged Equity Fund	JDAEX	JDCEX	JDIEX	JDSEX

Supplement dated September 8, 2021 to the Prospectus, Summary Prospectus, and
Statement of Additional Information of the Easterly Hedged Equity Fund

dated March 22, 2021, as amended August 23, 2021

This Supplement updates and supersedes any contrary information contained in the Prospectus, Summary Prospectus, and Statement of Additional Information.

Effective September 7, 2021, the section titled “Fees and Expenses of the Fund:” beginning on page 24 of the Prospectus is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, for transactions in Class I and Class R6, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Easterly Funds. More information about these and other discounts is available from your financial professional and in the Choosing a Share Class section on page 74 of this Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

Shareholder Fees	Class A	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases as a % of offering price	5.75%	NONE	NONE	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends as a % of offering price	NONE	NONE	NONE	NONE
Maximum Contingent Deferred Sales Charge (Load) as a % of offering price	NONE	1.00%	NONE	NONE
Redemption Fee	NONE	NONE	NONE	NONE
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class R6
Management Fees	1.20%	1.20%	1.20%	1.20%
Distribution and/or Service Rule 12b-1 Fees	0.25%	1.00%	NONE	NONE
Other Expenses[1]	0.39%	0.38%	0.39%	0.38%
Interest/Dividend Expenses[1]	0.02%	0.02%	0.02%	0.02%
Acquired Fund Fees and Expenses[1,2]	0.09%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses before Fee Waiver and/or Expense Reduction/Reimbursement	1.95%	2.69%	1.70%	1.69%
Fee Waiver and/or Expense Reduction/ Reimbursement	(0.34)%	(0.33)%	(0.34)%	(0.59)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reduction/Reimbursement[3]	1.61%	2.36%	1.36%	1.10%
1.	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
2.	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap. The Total Annual Fund Operating Expenses in the above fee table will not correlate to the expense ratio in the Fund’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
3.	Pursuant to an operating expense limitation agreement between Easterly Funds LLC, the Fund’s investment manager (“Easterly” or the “Adviser”), and the Fund, Easterly has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class A, Class C, Class I, and Class R6 do not exceed 1.50%, 2.25%, 1.25%, and 0.99%, respectively. The expense limitation agreement for Class A, Class C, Class I, and Class R6 shares will be in effect through March 19, 2023. This operating expense limitation agreement cannot be terminated during its term. Easterly is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. Easterly has agreed to not seek reimbursement for management fees waived and Fund expenses it paid prior to the closing date of the reorganization of the predecessor series of The Saratoga Advantage Trust into the Fund.

Effective September 7, 2021, the section titled “Expense Example:” beginning on page 24 of the Prospectus is deleted in its entirety and replaced with the following:

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver/expense reimbursement arrangement for the duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions, your costs, would be:

If the shares are redeemed at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$729	$1,087	$1,503	$2,660
Class C	$339	$770	$1,361	$2,964
Class I	$138	$467	$855	$1,944
Class R6	$112	$413	$800	$1,886

If the shares are not redeemed:

	1 Year	3 Years	5 Years	10 Years
Class A	$729	$1,087	$1,503	$2,660
Class C	$239	$770	$1,361	$2,964
Class I	$138	$467	$855	$1,944
Class R6	$112	$413	$800	$1,886

Effective September 7, 2021, the corresponding table in the section titled “Investment Adviser” beginning on page 69 of the Prospectus and in the section titled “Advisory Agreement” beginning on page 39 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Fund Name	Class A	Class C	Class I	Class R6
Easterly Global Real Estate Fund	1.69%	2.37%	1.04%	0.94%
Easterly Hedged High Income Fund	2.38%	2.98%	1.84%	1.38%
Easterly Global Macro Fund	N/A	N/A	1.48%	0.93%
Easterly Hedged Equity Fund	1.50%	2.25%	1.25%	0.99%
Easterly Multi Strategy Alternative Income Fund	2.23%	2.98%	1.98%	1.48%

Effective September 2, 2021, the last paragraph of the section titled “Investment Sub-Advisory Agreements” beginning on page 41 of the Statement of Additional Information is deleted in its entirety.

***

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus, and
Statement of Additional Information, each dated March 22, 2021, as amended August 23, 2021.
Please retain this Supplement for future reference.

Easterly Hedged Equity Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JDAEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.39%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.61%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 729
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,087
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,503
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,660
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	729
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,087
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,503
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,660
Easterly Hedged Equity Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JDCEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.38%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.69%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.36%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 339
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	770
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,361
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,964
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	239
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	770
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,361
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,964
Easterly Hedged Equity Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JDIEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.39%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.36%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	467
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,944
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	138
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	467
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,944
Easterly Hedged Equity Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JDSEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.38%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.69%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	413
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	800
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,886
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	413
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	800
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,886

[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap. The Total Annual Fund Operating Expenses in the above fee table will not correlate to the expense ratio in the Fund’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	Pursuant to an operating expense limitation agreement between Easterly Funds LLC, the Fund's investment manager ("Easterly" or the "Adviser"), and the Fund, Easterly has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class A, Class C, Class I, and Class R6 do not exceed 1.50%, 2.25%, 1.25%, and 0.99%, respectively. The expense limitation agreement for Class A, Class C, Class I, and Class R6 shares will be in effect through March 19, 2023. This operating expense limitation agreement cannot be terminated during its term. Easterly is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund's operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. Easterly has agreed to not seek reimbursement for management fees waived and Fund expenses it paid prior to the closing date of the reorganization of the predecessor series of The Saratoga Advantage Trust into the Fund.